UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Growth Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.2%
	COMMON STOCKS – 85.6%
	Aerospace & Defense – 2.4%
1,309	Northrop Grumman Corporation	$269,994
1,343	Thales SA, (2)	116,220
	Total Aerospace & Defense	386,214
	Auto Components – 1.3%
2,896	Delphi Automotive PLC	213,233
	Banks – 3.3%
5,645	Citigroup Inc.	261,251
2,789	Danske Bank A/S, (2)	78,913
1,740	SVB Financial Group, (3)	181,447
	Total Banks	521,611
	Beverages – 2.2%
2,224	Constellation Brands, Inc., Class A	347,077
	Biotechnology – 0.6%
699	Alexion Pharmaceuticals Inc., (3)	97,357
	Capital Markets – 3.1%
13,964	Anima Holding S.p.A, (2)	99,173
2,006	Aurelius AG, (2)	120,069
7,099	Charles Schwab Corporation	201,682
1,300	Nihon M&A Center Inc., (2)	74,867
	Total Capital Markets	495,791
	Communications Equipment – 1.8%
1,265	Harris Corporation	101,212
1,279	Palo Alto Networks, Incorporated, (3)	192,963
	Total Communications Equipment	294,175
	Construction & Engineering – 1.5%
1,459	Eiffage SA, (2)	116,067
20,000	Kajima Corporation, (2)	124,243
	Total Construction & Engineering	240,310
	Diversified Consumer Services – 1.4%
1,201	Bright Horizons Family Solutions Inc., (3)	78,809
408,047	Union Medical Healthcare Limited, (3)	139,928
	Total Diversified Consumer Services	218,737
	Diversified Financial Services – 2.1%
17,700	BM&F Bovespa SA	88,416
Nuveen      1

Nuveen Global Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Diversified Financial Services (continued)
10,300	Element Financial Corporation	$115,585
1,761	MSCI Inc., Class A Shares	133,730
	Total Diversified Financial Services	337,731
	Diversified Telecommunication Services – 1.0%
3,400	Nippon Telegraph and Telephone Corporation, (2)	152,151
	Electrical Equipment – 2.7%
643	Acuity Brands Inc.	156,821
1,471	Rockwell Automation, Inc.	166,914
1,587	Vesta Wind Systems A/S, (2)	113,601
	Total Electrical Equipment	437,336
	Electronic Equipment, Instruments & Components – 4.3%
3,003	Ambarella, Incorporated, (3)	123,423
3,666	MA-COM Technology Solutions Holdings Incorporated, (3)	149,903
3,700	NVIDIA Corporation	131,461
109,000	PAX Global Technology Limited, (2)	94,013
1,900	SolarEdge Technologies, Inc., (3)	50,901
7,003	SunPower Corporation, (3)	141,040
	Total Electronic Equipment, Instruments & Components	690,741
	Food & Staples Retailing – 1.1%
1,900	Alimentation Couche-Tard B Shares	83,287
73,300	CP ALL PCL, (2)	95,837
	Total Food & Staples Retailing	179,124
	Food Products – 3.2%
2,608	Glanbia PLC	49,483
5,084	Mondelez International Inc., Class A	218,409
6,024	WhiteWave Foods Company, (3)	242,225
	Total Food Products	510,117
	Gas Utilities – 0.3%
663	Rubis, (2)	51,793
	Health Care Equipment & Supplies – 2.0%
2,457	DexCom, Inc., (3)	158,182
5,358	Zeltiq Aesthetics Inc., (3)	160,204
	Total Health Care Equipment & Supplies	318,386
	Health Care Providers & Services – 2.3%
4,072	Acadia Healthcare Company Inc., (3)	257,310
1,713	Centene Corporation, (3)	106,137
	Total Health Care Providers & Services	363,447
	Hotels, Restaurants & Leisure – 2.4%
4,810	Carnival Corporation	235,931
2      Nuveen

Shares	Description (1)	Value
	Hotels, Restaurants & Leisure (continued)
2,328	Domino's Pizza Enterprises Limited, (2)	$109,035
276,600	The Erawan Group, Public Company Limited, (2),(3)	34,621
	Total Hotels, Restaurants & Leisure	379,587
	Household Durables – 3.0%
124,161	Cairn Homes Public Limited Company, (3)	159,231
29,809	Countryside Properties PLC, (3)	101,267
899	Mohawk Industries Inc., (3)	173,174
3,000	Zojirushi Corporation, (2)	44,749
	Total Household Durables	478,421
	Household Products – 1.2%
764	Henkel AG and CO KGaA, (2)	87,263
1,126	Reckitt and Benckiser, (2)	109,694
	Total Household Products	196,957
	Industrial Conglomerates – 2.0%
1,337	DCC PLC, (2)	118,585
6,529	General Electric Company	200,767
	Total Industrial Conglomerates	319,352
	Insurance – 0.7%
5,394	Prudential Corporation PLC, (2)	106,475
	Internet & Catalog Retail – 3.1%
604	Amazon.com, Inc., (3)	398,392
2,346	CTRIP.com, ADR, (3)	102,309
	Total Internet & Catalog Retail	500,701
	Internet Software & Services – 5.1%
4,600	Dip Corp., (2)	108,444
3,482	Facebook Inc., Class A, (3)	409,414
4,231	Q2 Holdings Inc., (3)	101,163
1,256	Rightmove PLC, (2)	70,983
5,900	Tencent Holdings Limited, (2)	120,055
	Total Internet Software & Services	810,059
	IT Services – 2.8%
1,153	Cap Gemini Group, (2)	107,624
3,700	DH Corporation	96,046
3,052	Visa Inc.	235,737
	Total IT Services	439,407
	Life Sciences Tools & Services – 1.2%
5,402	Accelerate Diagnostics Inc., (3)	67,795
353	Eurofins Scientific, (2)	130,972
	Total Life Sciences Tools & Services	198,767
Nuveen      3

Nuveen Global Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Media – 3.0%
3,494	Comcast Corporation, Class A	$212,295
16,900	IMAX China Holding, Inc., (2),(3)	94,322
2,515	Imax Corporation, (3)	80,480
3,943	Lions Gate Entertainment Corporation, Equity	87,535
	Total Media	474,632
	Metals & Mining – 1.5%
6,000	Silver Wheaton Corporation	125,719
4,683	ThyssenKrupp AG, (2)	109,123
	Total Metals & Mining	234,842
	Multi-Utilities – 0.3%
200	Ryohin Keikaku Compnay, Limited, (2)	44,553
	Oil, Gas & Consumable Fuels – 4.8%
1,656	Concho Resources Inc., (3)	192,378
6,462	Parsley Energy Inc. Class A Shares, (3)	151,340
2,095	Pioneer Natural Resources Company	347,979
10,600	Veresen Inc.	76,710
	Total Oil, Gas & Consumable Fuels	768,407
	Pharmaceuticals – 1.3%
4,067	Medicines Company, (3)	144,745
1,268	Novo Nordisk AS, Class B, (2)	70,798
	Total Pharmaceuticals	215,543
	Professional Services – 0.8%
2,296	WageWorks, Incorporated, (3)	123,663
	Real Estate Investment Trust – 1.1%
509	Equinix Inc.	168,148
	Real Estate Management & Development – 3.1%
3,533	ADO Properties S.A	116,307
2,420	Fastighets AB Balder, Class B Shares, (2),(3)	61,727
55,086	Gateway Lifetsyle Holdings Pty, Ltd, (2)	117,295
2,790	Grand City Properties SA, (2)	61,727
1,100	Relo Holdings, Inc., (2)	140,651
	Total Real Estate Management & Development	497,707
	Road & Rail – 1.7%
1,405	DSV A/S, (2)	59,148
3,027	Ryder System, Inc.	208,621
	Total Road & Rail	267,769
	Software – 6.1%
3,348	Activision Blizzard Inc.	115,406
1,641	Electronic Arts Inc., (3)	101,496
4      Nuveen

Shares	Description (1)	Value
	Software (continued)
3,672	Micro Focus International, (2)	$ 82,133
8,615	Microsoft Corporation	429,630
77,225	Wisetech Global Limited, (3)	237,221
	Total Software	965,886
	Specialty Retail – 1.6%
1,855	Home Depot, Inc.	248,366
	Textiles, Apparel & Luxury Goods – 2.2%
1,085	Adidas-Salomon AG, (2)	139,984
3,569	Nike, Inc., Class B	210,357
	Total Textiles, Apparel & Luxury Goods	350,341
	Total Common Stocks (cost $12,579,730)	13,644,914

Shares	Description (1),(4)	Value
	EXCHANGE-TRADED FUNDS – 9.6%
10,998	iShares ® MSCI EAFE ETF	$ 642,613
6,405	VanEck Vectors Gold Miners Exchange Traded Fund	165,441
10,300	iShares ® MSCI World ETF	722,133
	Total Exchange-Traded Funds (cost $1,549,609)	1,530,187
	Total Long-Term Investments (cost $14,129,339)	15,175,101

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.9%
	REPURCHASE AGREEMENTS – 5.9%
$932	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $931,574, collateralized by $935,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $952,531	0.030%	5/02/16	$ 931,572
	Total Short-Term Investments (cost $931,572)			931,572
	Total Investments (cost $15,060,911) – 101.1%			16,106,673
	Other Assets Less Liabilities – (1.1)%			(170,262)
	Net Assets – 100%			$15,936,411
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Nuveen      5

Nuveen Global Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$10,278,006	$3,366,908	$ —	$13,644,914
Exchange-Traded Funds	1,530,187	—	—	1,530,187
Short-Term Investments:
Repurchase Agreements	—	931,572	—	931,572
Total	$11,808,193	$4,298,480	$ —	$16,106,673
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(723,872)	$723,872	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $15,121,657.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$1,686,752
Depreciation	(701,736)
Net unrealized appreciation (depreciation) of investments	$ 985,016

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
6      Nuveen

Nuveen International Growth Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.0%
	COMMON STOCKS – 95.0%
	Aerospace & Defense – 1.5%
2,897,000	AviChina Industry & Technology Company Limited, (2)	$ 2,019,317
56,469	Thales SA, (2)	4,886,696
	Total Aerospace & Defense	6,906,013
	Auto Components – 0.5%
50,400	Magna International Inc., Class A	2,116,904
	Automobiles – 0.9%
129,300	Fuji Heavy Industries Limited, (2)	4,245,563
	Banks – 1.2%
126,191	Collector AB, (3)	2,199,969
110,491	Danske Bank A/S, (2)	3,126,292
	Total Banks	5,326,261
	Beverages – 0.7%
463,561	Treasury Wine Estates Limited, (2)	3,264,048
	Biotechnology – 0.9%
8,660	Hugel, Inc., (2),(3)	2,306,226
77,013	Sirtex Medical Limited, (2)	1,732,374
	Total Biotechnology	4,038,600
	Building Products – 1.0%
55,000	Daikin Industries Limited, (2)	4,365,843
	Capital Markets – 2.7%
647,214	Anima Holding S.p.A, (2)	4,596,532
55,577	Aurelius AG, (2)	3,326,554
37,600	Nihon M&A Center Inc., (2)	2,165,382
301,070	Sanne Group PLC, (2)	1,940,511
	Total Capital Markets	12,028,979
	Chemicals – 0.5%
43,631	Umicore, (2)	2,178,040
	Commercial Services & Supplies – 0.5%
64,413	Intrum Justitia AB, (2)	2,315,415
	Communications Equipment – 0.0%
25,707	INVISIO Communications AB, (2),(3)	185,934
Nuveen      7

Nuveen International Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Construction & Engineering – 3.1%
597,000	Chiyoda Corporation, (2)	$ 4,527,444
30,213	Eiffage SA, (2)	2,403,516
532,000	Kajima Corporation, (2)	3,304,871
46,919	Vinci S.A, (2)	3,504,300
	Total Construction & Engineering	13,740,131
	Construction Materials – 1.0%
151,977	CRH PLC, (2)	4,422,969
	Diversified Consumer Services – 0.8%
10,173,352	Union Medical Healthcare Limited, (3)	3,488,651
	Diversified Financial Services – 2.8%
488,000	BM&F Bovespa SA	2,437,694
384,000	Element Financial Corporation	4,309,173
82,473	Euronext NV, (2)	3,486,289
61,800	Zenkoku Hosho Co., Limited, (2)	2,173,441
	Total Diversified Financial Services	12,406,597
	Diversified Telecommunication Services – 2.5%
141,983	Cellnex Telecom S.A.U, (2),(3)	2,346,476
1,900,000	China Unicom Limited, (2)	2,223,547
151,500	Nippon Telegraph and Telephone Corporation, (2)	6,779,672
	Total Diversified Telecommunication Services	11,349,695
	Electrical Equipment – 2.0%
68,199	Schneider Electric SE, (2)	4,459,367
62,718	Vesta Wind Systems A/S, (2)	4,489,482
	Total Electrical Equipment	8,948,849
	Electronic Equipment, Instruments & Components – 2.1%
4,300	Keyence Corporation, (2)	2,577,389
2,352,000	PAX Global Technology Limited, (2)	2,028,610
122,902	SolarEdge Technologies, Inc., (3)	3,292,545
213,500	Sumco Corporation, (2)	1,352,019
	Total Electronic Equipment, Instruments & Components	9,250,563
	Food & Staples Retailing – 2.5%
78,800	Alimentation Couche-Tard B Shares	3,454,212
73,000	Cocokara Fine, Inc., (2)	3,251,861
3,415,100	CP ALL PCL, (2)	4,465,110
	Total Food & Staples Retailing	11,171,183
	Food Products – 1.9%
120,011	Glanbia PLC	2,277,027
133,995	Gruma S.A.B de C.V	1,953,150
50,800	Premium Brands Holdings Corp.	2,191,198
8      Nuveen

Shares	Description (1)	Value
	Food Products (continued)
129,727	Suedzucker AG, (2)	$ 2,290,725
	Total Food Products	8,712,100
	Gas Utilities – 0.5%
27,670	Rubis, (2)	2,161,557
	Health Care Equipment & Supplies – 1.5%
34,653	Essilor International SA, (2)	4,486,038
49,746	Vieworks Company Limited, (2)	2,192,553
	Total Health Care Equipment & Supplies	6,678,591
	Health Care Providers & Services – 0.9%
205,882	CVS Group PLC, (2)	2,231,404
1,109,500	Phoenix Healthcare Group Co. Limited, (2)	1,680,743
	Total Health Care Providers & Services	3,912,147
	Hotels, Restaurants & Leisure – 2.9%
409,909	Dalata Hotel Group PLC, (2),(3)	2,071,080
82,791	Domino's Pizza Enterprises Limited, (2)	3,877,641
259,265	Dominos Pizza Inc, (2)	3,485,728
415,908	Merlin Entertainment PLC, (2)	2,627,168
5,861,700	The Erawan Group, Public Company Limited, (2),(3)	733,696
	Total Hotels, Restaurants & Leisure	12,795,313
	Household Durables – 3.7%
3,833,995	Cairn Homes Public Limited Company, (3)	4,916,932
1,326,740	Countryside Properties PLC, (3)	4,507,169
125,876	Kaufman and Broad SA, (2)	4,722,983
176,200	Zojirushi Corporation, (2)	2,628,238
	Total Household Durables	16,775,322
	Household Products – 1.3%
29,895	Henkel AG and CO KGaA, (2)	3,414,573
23,576	Reckitt and Benckiser, (2)	2,296,749
	Total Household Products	5,711,322
	Industrial Conglomerates – 0.6%
27,846	DCC PLC, (2)	2,469,804
	Insurance – 1.2%
277,986	Prudential Corporation PLC, (2)	5,487,313
	Internet & Catalog Retail – 4.3%
61,329	ASOS PLC, (2),(3)	3,235,486
129,456	CTRIP.com, ADR, (3)	5,645,576
819,604	Hostelworld Group PLC	3,101,694
310,925	Ocado Group PLC, (2),(3)	1,345,479
276,600	Rakuten Inc, (2)	3,007,019
Nuveen      9

Nuveen International Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Internet & Catalog Retail (continued)
107,153	Yoox SpA, (2),(3)	$ 3,143,961
	Total Internet & Catalog Retail	19,479,215
	Internet Software & Services – 3.0%
374,602	Aconex Limited, (2),(3)	1,901,704
433,277	Auto Trader Group PLC, (2)	2,379,700
97,900	Dip Corp., (2)	2,307,962
38,931	Rightmove PLC, (2)	2,200,194
217,300	Tencent Holdings Limited, (2)	4,421,688
	Total Internet Software & Services	13,211,248
	IT Services – 2.4%
37,137	Cap Gemini Group, (2)	3,466,468
123,500	DH Corporation	3,205,862
38,920	Interxion Holdings NV, (3)	1,318,610
318,032	Redcentric PLC, (2)	872,332
58,000	SCSK Corporation, (2)	2,103,711
	Total IT Services	10,966,983
	Leisure Equipment & Products – 0.9%
692,276	TECHNOGYM SPA	2,576,246
112,476	Thule Group AB, (2)	1,619,070
	Total Leisure Equipment & Products	4,195,316
	Life Sciences Tools & Services – 0.8%
9,331	Eurofins Scientific, (2)	3,462,041
	Machinery – 2.0%
351,992	Doosan Infracore Co., Limited, (2),(3)	2,404,353
28,786	Duerr AG, (2)	2,309,756
288,600	Kubota Corporation, (2)	4,203,994
	Total Machinery	8,918,103
	Media – 1.9%
142,613	Ascential PLC, (3)	470,937
445,300	IMAX China Holding, Inc., (2),(3)	2,485,310
70,296	Imax Corporation, (3)	2,249,472
312,600	Next Company Limited, (2)	3,495,571
	Total Media	8,701,290
	Metals & Mining – 9.2%
376,916	Barrick Gold Corporation	7,300,863
109,220	BHP Billiton Limited, ADR	3,422,955
1,480,019	Glencore PLC, (2)	3,537,125
1,453,237	Kinross Gold Corporation	8,283,451
206,300	Mag Silver Corp., (3)	2,676,786
308,300	Silver Wheaton Corporation	6,459,876
10      Nuveen

Shares	Description (1)	Value
	Metals & Mining (continued)
215,719	Teck Resources Limited	$ 2,642,558
291,134	ThyssenKrupp AG, (2)	6,783,956
	Total Metals & Mining	41,107,570
	Multi-Utilities – 1.0%
19,400	Ryohin Keikaku Compnay, Limited, (2)	4,321,614
	Oil, Gas & Consumable Fuels – 4.9%
191,247	Golar LNG, Limited	3,170,875
233,059	Hoegh LNG Holdings Limited, (2)	2,720,205
203,300	Seven Generations Energy Limited, Class A Shares, (3)	3,580,880
91,547	Total SA, Sponsored ADR	4,646,010
611,000	Veresen Inc.	4,421,679
453,400	Whitecap Resources, Inc.	3,400,410
	Total Oil, Gas & Consumable Fuels	21,940,059
	Personal Products – 0.8%
63,000	KAO Corporation, (WI/DD), (2)	3,484,970
	Pharmaceuticals – 6.8%
326,900	Astellas Pharma Inc., (2)	4,407,456
2,405,000	China Animal Healthcare Limited, (4)	403,060
1,629,000	China Medical Systems Holdings, Limited, (2)	2,113,950
79,252	Novo Nordisk AS, Class B, (2)	4,424,984
13,358	Roche Holdings AG, (2)	3,379,696
131,700	Santen Pharemceuticals Co., LTD, (2)	1,887,472
34,500	Sawai Pharmaceutical Company Limited, (2)	2,222,486
95,013	Shire plc,, (2)	5,929,004
35,375	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,926,169
1,415,171	Vectura Group PLC, (3)	3,556,579
	Total Pharmaceuticals	30,250,856
	Professional Services – 0.5%
25,426	Teleperformance, (2)	2,283,818
	Real Estate Investment Trust – 2.1%
473,200	Dream Global Real Estate Investment Trust	3,318,849
1,443,305	Hibernia REIT PLC	2,130,275
332,900	Merlin Properties Socimi SA, (2),(3)	3,874,843
	Total Real Estate Investment Trust	9,323,967
	Real Estate Management & Development – 5.8%
194,064	ADO Properties S.A	6,388,625
133,100	Brookfield Asset Management, Inc.	4,497,840
95,017	Fastighets AB Balder, Class B Shares, (2),(3)	2,423,608
1,828,289	Gateway Lifetsyle Holdings Pty, Ltd, (2)	3,892,970
Nuveen      11

Nuveen International Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development (continued)
140,723	Grand City Properties SA, (2)	$ 3,113,424
28,800	Relo Holdings, Inc., (2)	3,682,499
158,900	Tokyo Tatemono Company Limited, (2)	2,098,044
	Total Real Estate Management & Development	26,097,010
	Road & Rail – 0.5%
55,021	DSV A/S, (2)	2,316,282
	Software – 3.7%
50,500	Enghouse Systems Limited	2,111,042
247,329	Micro Focus International, (2)	5,532,130
43,191	SAP SE, (2)	3,388,810
1,783,874	Wisetech Global Limited, (3)	5,479,728
	Total Software	16,511,710
	Textiles, Apparel & Luxury Goods – 1.7%
42,167	Adidas-Salomon AG, (2)	5,440,276
72,500	Gildan Activewear Inc	2,251,793
	Total Textiles, Apparel & Luxury Goods	7,692,069
	Trading Companies & Distributors – 0.6%
269,300	Grafton Group PLC, (2)	2,723,050
	Transportation Infrastructure – 0.4%
4,854,100	Jasa Marga Persero Tbk PT, (2)	2,000,147
	Total Long-Term Investments (cost $399,091,003)	425,441,025

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%
	REPURCHASE AGREEMENTS – 0.4%
$2,003	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $2,003,095, collateralized by $2,010,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $2,047,688	0.030%	5/02/16	$ 2,003,090
	Total Short-Term Investments (cost $2,003,090)			2,003,090
	Total Investments (cost $401,094,093) – 95.4%			427,444,115
	Other Assets Less Liabilities – 4.6%			20,569,467
	Net Assets – 100%			$448,013,582
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
12      Nuveen

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$137,380,264	$287,657,701	$403,060	$425,441,025
Short-Term Investments:
Repurchase Agreements	—	2,003,090	—	2,003,090
Total	$137,380,264	$289,660,791	$403,060	$427,444,115
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(74,563,559)	$74,563,559	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $405,276,461.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 34,710,168
Depreciation	(12,542,514)
Net unrealized appreciation (depreciation) of investments	$ 22,167,654

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
Nuveen      13

Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.0%
	COMMON STOCKS – 98.0%
	Aerospace & Defense – 4.5%
462,896	Boeing Company	$ 62,398,381
482,228	Honeywell International Inc.	55,104,193
	Total Aerospace & Defense	117,502,574
	Automobiles – 2.3%
1,922,166	General Motors Company	61,124,879
	Banks – 5.8%
1,263,029	JPMorgan Chase & Co.	79,823,433
1,439,166	Wells Fargo & Company	71,929,516
	Total Banks	151,752,949
	Beverages – 2.7%
705,621	PepsiCo, Inc.	72,650,738
	Biotechnology – 2.7%
1,156,702	AbbVie Inc.	70,558,822
	Capital Markets – 1.9%
139,320	BlackRock Inc	49,643,896
	Chemicals – 3.5%
468,081	Monsanto Company	43,849,828
421,489	Praxair, Inc.	49,508,098
	Total Chemicals	93,357,926
	Consumer Finance – 1.9%
915,575	Discover Financial Services	51,519,405
	Containers & Packaging – 2.4%
973,002	Packaging Corp. of America	63,128,370
	Diversified Telecommunication Services – 2.7%
1,834,237	AT&T Inc.	71,205,080
	Electric Utilities – 2.8%
631,514	NextEra Energy Inc.	74,253,416
	Electronic Equipment, Instruments & Components – 1.8%
798,027	TE Connectivity Limited	47,466,646
	Energy Equipment & Services – 2.0%
672,897	Schlumberger Limited	54,060,545
14      Nuveen

Shares	Description (1)	Value
	Food & Staples Retailing – 2.9%
768,987	CVS Health Corporation	$ 77,283,193
	Food Products – 1.8%
1,130,184	Mondelez International Inc., Class A	48,552,705
	Health Care Equipment & Supplies – 2.9%
968,752	Medtronic, PLC	76,676,721
	Health Care Providers & Services – 3.3%
652,994	UnitedHealth Group Incorporated	85,986,250
	Household Durables – 2.4%
360,865	Whirlpool Corporation	62,841,031
	Household Products – 2.1%
764,691	Colgate-Palmolive Company	54,231,886
	Insurance – 4.1%
423,744	Ace Limited	49,942,468
905,385	Marsh & McLennan Companies, Inc.	57,175,063
	Total Insurance	107,117,531
	IT Services – 5.6%
617,552	Accenture Limited, Class A	69,733,972
1,166,366	Fidelity National Information Services	76,746,883
	Total IT Services	146,480,855
	Media – 1.9%
479,006	Walt Disney Company	49,462,159
	Multiline Retail – 2.3%
1,055,746	WEC Energy Group, Inc.	61,454,975
	Multi-Utilities – 1.6%
1,039,097	Macy's, Inc.	41,137,850
	Oil, Gas & Consumable Fuels – 4.7%
720,657	Chevron Corporation	73,636,732
623,996	Phillips 66	51,236,312
	Total Oil, Gas & Consumable Fuels	124,873,044
	Pharmaceuticals – 8.0%
655,562	Johnson & Johnson	73,475,389
965,530	Novo-Nordisk A/S, Sponsored ADR	53,866,919
2,595,183	Pfizer Inc.	84,888,436
	Total Pharmaceuticals	212,230,744
	Professional Services – 2.0%
997,628	Nielsen Holdings PLC	52,016,324
Nuveen      15

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Road & Rail – 2.3%
687,962	Union Pacific Corporation	$ 60,010,925
	Software – 2.6%
1,398,354	Microsoft Corporation	69,735,914
	Specialty Retail – 2.6%
893,571	Lowe's Companies, Inc.	67,929,267
	Technology Hardware, Storage & Peripherals – 5.4%
963,382	Apple, Inc.	90,307,428
1,978,316	EMC Corporation	51,653,831
	Total Technology Hardware, Storage & Peripherals	141,961,259
	Textiles, Apparel & Luxury Goods – 2.5%
1,028,896	VF Corporation	64,871,893
	Total Long-Term Investments (cost $1,996,591,010)	2,583,079,772

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%
	REPURCHASE AGREEMENTS – 1.8%
$47,901	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $47,900,970, collateralized by $47,960,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $48,859,250	0.030%	5/02/16	$ 47,900,850
	Total Short-Term Investments (cost $47,900,850)			47,900,850
	Total Investments (cost $2,044,491,860) – 99.8%			2,630,980,622
	Other Assets Less Liabilities – 0.2%			4,009,008
	Net Assets – 100%			$2,634,989,630
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
16      Nuveen

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,583,079,772	$ —	$ —	$2,583,079,772
Short-Term Investments:
Repurchase Agreements	—	47,900,850	—	47,900,850
Total	$2,583,079,772	$47,900,850	$ —	$2,630,980,622
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $2,048,305,338.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$610,390,970
Depreciation	(27,715,686)
Net unrealized appreciation (depreciation) of investments	$582,675,284

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
ADR	American Depositary Receipt
Nuveen      17

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.7%
	COMMON STOCKS – 97.7%
	Aerospace & Defense – 6.1%
6,900	Boeing Company	$ 930,120
11,150	Honeywell International Inc.	1,274,111
17,504	Safran SA, (2)	1,206,719
	Total Aerospace & Defense	3,410,950
	Automobiles – 3.7%
15,092	Daimler AG, (2)	1,051,560
32,877	General Motors Company	1,045,489
	Total Automobiles	2,097,049
	Banks – 12.7%
414,200	BOC Hong Kong Holdings Limited, (2)	1,234,512
13,327	JPMorgan Chase & Co.	842,266
1,119,304	Lloyds TSB Group PLC, (2)	1,098,609
165,400	Mitsubishi UFJ Financial Group Inc, (2)	763,290
19,800	Toronto-Dominion Bank	881,350
22,098	Wells Fargo & Company	1,104,458
51,655	Westpac Banking Corporation, (2)	1,212,526
	Total Banks	7,137,011
	Beverages – 3.1%
5,913	Heineken NV, (2)	554,800
11,726	PepsiCo, Inc.	1,207,309
	Total Beverages	1,762,109
	Biotechnology – 3.4%
18,078	AbbVie Inc.	1,102,758
50,324	Grifols SA., Class B, (2)	793,689
	Total Biotechnology	1,896,447
	Consumer Finance – 1.7%
17,109	Discover Financial Services	962,723
	Containers & Packaging – 3.8%
96,861	Amcor Limited, (2)	1,129,291
15,427	Packaging Corp. of America	1,000,904
	Total Containers & Packaging	2,130,195
	Diversified Telecommunication Services – 4.4%
31,702	AT&T Inc.	1,230,672
847,487	HKT Trust and HKT Limited	1,225,851
	Total Diversified Telecommunication Services	2,456,523
18      Nuveen

Shares	Description (1)	Value
	Electric Utilities – 5.0%
11,909	NextEra Energy Inc.	$1,400,260
64,086	Scottish and Southern Energy PLC, (2)	1,415,888
	Total Electric Utilities	2,816,148
	Energy Equipment & Services – 1.5%
10,794	Schlumberger Limited	867,190
	Food & Staples Retailing – 2.0%
11,076	CVS Health Corporation	1,113,138
	Health Care Equipment & Supplies – 1.9%
13,849	Medtronic, PLC	1,096,148
	Health Care Providers & Services – 2.1%
8,906	UnitedHealth Group Incorporated	1,172,742
	Hotels, Restaurants & Leisure – 2.1%
67,503	Compass Group PLC, (2)	1,202,119
	Household Durables – 2.0%
6,547	Whirlpool Corporation	1,140,095
	Household Products – 4.0%
15,450	Colgate-Palmolive Company	1,095,714
12,079	Reckitt and Benckiser, (2)	1,176,723
	Total Household Products	2,272,437
	IT Services – 2.4%
11,795	Accenture Limited, Class A	1,331,891
	Machinery – 2.0%
78,700	Kubota Corporation, (2)	1,146,411
	Oil, Gas & Consumable Fuels – 5.5%
9,486	Chevron Corporation	969,280
10,950	Phillips 66	899,105
24,609	Total SA, (2)	1,243,758
	Total Oil, Gas & Consumable Fuels	3,112,143
	Personal Products – 1.5%
4,497	L'Oreal, (2)	816,861
	Pharmaceuticals – 5.0%
21,323	Novo Nordisk AS, Class B, (2)	1,190,556
34,447	Pfizer Inc.	1,126,761
6,090	Sanofi, (2)	501,978
	Total Pharmaceuticals	2,819,295
Nuveen      19

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Professional Services – 3.0%
47,685	Experian PLC, (2)	$ 873,817
15,518	Nielsen Holdings PLC	809,108
	Total Professional Services	1,682,925
	Road & Rail – 1.6%
10,043	Union Pacific Corporation	876,051
	Software – 4.4%
26,390	Microsoft Corporation	1,316,069
14,578	SAP SE, (2)	1,143,805
	Total Software	2,459,874
	Technology Hardware, Storage & Peripherals – 3.7%
12,146	Apple, Inc.	1,138,566
35,686	EMC Corporation	931,762
	Total Technology Hardware, Storage & Peripherals	2,070,328
	Textiles, Apparel & Luxury Goods – 1.9%
17,366	VF Corporation	1,094,926
	Trading Companies & Distributors – 2.3%
100,225	Itochu Corporation, (2)	1,273,720
	Wireless Telecommunication Services – 4.9%
59,400	KDDI Corporation, (2)	1,711,061
323,432	Vodafone Group PLC, (2)	1,042,045
	Total Wireless Telecommunication Services	2,753,106
	Total Long-Term Investments (cost $52,403,012)	54,970,555

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$1,151	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $1,150,705, collateralized by $1,135,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $1,176,144	0.030%	5/02/16	$ 1,150,702
	Total Short-Term Investments (cost $1,150,702)			1,150,702
	Total Investments (cost $53,553,714) – 99.8%			56,121,257
	Other Assets Less Liabilities – 0.2%			139,665
	Net Assets – 100%			$56,260,922
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from
20      Nuveen

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$31,186,817	$23,783,738	$ —	$54,970,555
Short-Term Investments:
Repurchase Agreements	—	1,150,702	—	1,150,702
Total	$31,186,817	$24,934,440	$ —	$56,121,257
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(20,573,350)	$20,573,350	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $53,594,960.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 3,539,396
Depreciation	(1,013,099)
Net unrealized appreciation (depreciation) of investments	$ 2,526,297

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
Nuveen      21

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.3%
	COMMON STOCKS – 96.3%
	Aerospace & Defense – 2.8%
1,442	Safran SA, (2)	$ 99,411
	Automobiles – 2.9%
1,502	Daimler AG, (2)	104,654
	Banks – 21.9%
38,500	BOC Hong Kong Holdings Limited, (2)	114,748
4,359	Danske Bank A/S, (2)	123,336
5,332	ForeningsSparbanken AB, Class A, (2)	115,111
105,482	Lloyds TSB Group PLC, (2)	103,532
20,100	Mitsubishi UFJ Financial Group Inc, (2)	92,758
2,678	Toronto-Dominion Bank	119,205
4,945	Westpac Banking Corporation, (2)	116,077
	Total Banks	784,767
	Beverages – 2.5%
966	Heineken NV, (2)	90,637
	Biotechnology – 2.9%
6,590	Grifols SA., Class B, (2)	103,935
	Chemicals – 2.2%
507	Linde AG, (2)	77,572
	Containers & Packaging – 3.3%
10,293	Amcor Limited, (2)	120,005
	Diversified Financial Services – 2.3%
5,900	Orix Corporation, (2)	83,455
	Diversified Telecommunication Services – 3.3%
81,000	HKT Trust and HKT Limited	117,163
	Electric Utilities – 6.5%
1,189	Red Electrica Corporacion SA, (2)	106,337
5,715	Scottish and Southern Energy PLC, (2)	126,265
	Total Electric Utilities	232,602
	Energy Equipment & Services – 2.7%
7,197	Tenaris SA, (2)	97,321
22      Nuveen

Shares	Description (1)	Value
	Food Products – 2.4%
1,236	Groupe Danone, (2)	$ 86,598
	Hotels, Restaurants & Leisure – 2.5%
4,971	Compass Group PLC, (2)	88,525
	Household Products – 2.4%
898	Reckitt and Benckiser, (2)	87,482
	Machinery – 2.4%
5,800	Kubota Corporation, (2)	84,488
	Media – 3.2%
4,873	WPP Group PLC, (2)	113,846
	Oil, Gas & Consumable Fuels – 3.5%
2,496	Total SA, (2)	126,150
	Personal Products – 2.0%
395	L'Oreal, (2)	71,750
	Pharmaceuticals – 8.0%
1,436	Novartis AG, (2)	109,283
1,595	Novo Nordisk AS, Class B, (2)	89,056
1,097	Sanofi, (2)	90,422
	Total Pharmaceuticals	288,761
	Professional Services – 5.3%
4,963	Experian PLC, (2)	90,946
1,885	Nielsen Holdings PLC	98,284
	Total Professional Services	189,230
	Software – 1.9%
869	SAP SE, (2)	68,183
	Trading Companies & Distributors – 3.2%
9,000	Itochu Corporation, (2)	114,377
	Wireless Telecommunication Services – 6.2%
3,400	KDDI Corporation, (2)	97,939
38,785	Vodafone Group PLC, (2)	124,959
	Total Wireless Telecommunication Services	222,898
	Total Long-Term Investments (cost $3,063,190)	3,453,810

Nuveen      23

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.6%
	REPURCHASE AGREEMENTS – 3.6%
$130	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $130,228, collateralized by $135,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $137,531	0.030%	5/02/16	$ 130,228
	Total Short-Term Investments (cost $130,228)			130,228
	Total Investments (cost $3,193,418) – 99.9%			3,584,038
	Other Assets Less Liabilities – 0.1%			4,559
	Net Assets – 100%			$3,588,597
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$334,652	$3,119,158	$ —	$3,453,810
Short-Term Investments:
Repurchase Agreements	—	130,228	—	130,228
Total	$334,652	$3,249,386	$ —	$3,584,038
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(2,828,237)	$2,828,237	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $3,223,891.
24      Nuveen

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$456,753
Depreciation	(96,606)
Net unrealized appreciation (depreciation) of investments	$360,147

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
Nuveen      25

Nuveen Tradewinds Emerging Markets Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.4%
	COMMON STOCKS – 91.9%
	Airlines – 0.7%
240,900	AirAsia Berhad, (2)	$ 116,940
	Automobiles – 3.3%
2,999	Hyundai Motor Co. Ltd, PFD, (2)	256,084
10,849	Tata Motors Limited, Sponsored ADR	329,593
	Total Automobiles	585,677
	Banks – 14.1%
162,610	Akbank TüRk Anonim Sirketi, (2)	499,640
102,600	Bangkok Bank Public Company Limited, NVDR, (2)	480,860
553,810	Chinatrust Financial Holding Company Limited, (2)	280,657
11,577	KB Financial Group Inc., (2)	354,223
80,240	Sberbank of Russia, Sponsored ADR, (2)	645,140
5,548	Shinhan Financial Group Company Limited, ADR	202,835
	Total Banks	2,463,355
	Capital Markets – 1.1%
9,376	Mirae Asset Securities Company Limited, (2)	201,448
	Chemicals – 2.3%
48,769	UPL Limited, (2)	396,069
	Construction & Engineering – 1.0%
177,125	Murray & Roberts Holdings Limited, (2)	183,258
	Diversified Telecommunication Services – 2.8%
35,844	KT Corporation, Sponsored ADR	487,837
	Electronic Equipment, Instruments & Components – 5.2%
252,000	Digital China Holdings Limited, (2)	174,301
15,601	Flextronics International Limited, (3)	189,552
9,550	Hynix Semiconductor Inc., (2)	234,241
12,919	Taiwan Semiconductor Manufacturing Company Limited	304,759
	Total Electronic Equipment, Instruments & Components	902,853
	Food Products – 16.6%
38,476	Adecoagro SA, (3)	410,154
16,765	BRF – Brasil Foods SA, Sponsored ADR	238,398
61,674	Grupo Nutresa SA, (3)	562,899
4,856	Industrias Bachoco S.A.B. de C.V., Sponsored ADR, Class B	244,208
15,765	Kernal Holding SA, (2)	212,475
26      Nuveen

Shares	Description (1)	Value
	Food Products (continued)
37,556	MHP SA, 144A, GDR, (2)	$ 345,515
79,700	SLC Agricola SA	361,277
647,000	WH Group Limited, (2)	523,431
	Total Food Products	2,898,357
	Gas Utilities – 1.2%
1,028,000	Perusahaan Gas Negara PT, Class B, (2)	203,141
	Hotels, Restaurants & Leisure – 1.9%
263,700	Hoteles City Express SAB de CV, (3)	329,536
	Independent Power & Renewable Electricity Producers – 2.9%
78,000	China Resources Power Holdings Company Limited, (2)	131,571
6,045	Endesa Americas SA, (3)	85,416
6,045	Endesa SA Chile	168,353
956,000	Energy Development Corporation, (2)	120,080
	Total Independent Power & Renewable Electricity Producers	505,420
	Insurance – 6.7%
391,161	Cathay Financial Holding Company Limited, (2)	438,017
157,000	Ping An Insurance Group Company of China Limited, Class H, (2)	736,814
	Total Insurance	1,174,831
	IT Services – 2.8%
59,074	Wipro Limited, (2)	491,362
	Media – 1.7%
10,044	Grupo Televisa S.A.B	293,586
	Metals & Mining – 1.1%
3,592	POSCO, Sponsored ADR	186,856
	Oil, Gas & Consumable Fuels – 7.9%
278,000	CNOOC Limited, (2)	343,419
72,185	Gazprom OAO, Sponsored ADR, (2)	375,071
51,820	Petrobas Argentina SA, Sponsored ADR, Class B	333,721
16,346	YPF Sociedad Anonima, Sponsored ADR, Class D	329,372
	Total Oil, Gas & Consumable Fuels	1,381,583
	Pharmaceuticals – 2.2%
8,839	Gedeon Richter PLC, (2)	175,592
496,500	United Laboratories International Holdings Ltd, (2)	206,367
	Total Pharmaceuticals	381,959
	Real Estate Management & Development – 4.4%
425,833	Emaar Propoerties PJSC, (2)	779,303
	Technology Hardware, Storage & Peripherals – 2.9%
167	Samsung Electronics Company Limited, (2)	182,002
Nuveen      27

Nuveen Tradewinds Emerging Markets Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals (continued)
358	Samsung Electronics Company Limited, PFD, (2)	$ 326,957
	Total Technology Hardware, Storage & Peripherals	508,959
	Textiles, Apparel & Luxury Goods – 0.0%
8,439,000	Chnia Hongxing Sports Limited, (4)	6
	Water Utilities – 1.0%
23,700	Companhia de Saneamento Basico do Estado de Sao Paulo	181,923
	Wireless Telecommunication Services – 8.1%
52,500	China Mobile Limited, (2)	602,740
2,987	Millicom International Cellular SA, Swedish Depositary Receipt, (2)	172,946
59,814	Turkcell Iletisim Hizmetleri A.S., ADR	645,991
	Total Wireless Telecommunication Services	1,421,677
	Total Common Stocks (cost $17,757,420)	16,075,936

Shares	Description (1),(5)	Value
	EXCHANGE-TRADED FUNDS – 2.5%
12,574	I-Shares MSCI Emerging Markets Index	$ 432,420
	Total Exchange-Traded Funds (cost $435,250)	432,420
	Total Long-Term Investments (cost $18,192,670)	16,508,356

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.2%
	REPURCHASE AGREEMENTS – 4.2%
$747	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $746,680, collateralized by $750,000 U.S. Treasury Notes, 1.875%, due 8/31/22, value $765,938	0.030%	5/02/16	$ 746,678
	Total Short-Term Investments (cost $746,678)			746,678
	Total Investments (cost $18,939,348) – 98.6%			17,255,034
	Other Assets Less Liabilities – 1.4%			238,213
	Net Assets – 100%			$17,493,247
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
28      Nuveen

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$5,886,266	$10,189,664	$ 6	$16,075,936
Exchange-Traded Funds	432,420	—	—	432,420
Short-Term Investments:
Repurchase Agreements	—	746,678	—	746,678
Total	$6,318,686	$10,936,342	$ 6	$17,255,034
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(9,145,126)	$9,145,126	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $20,186,331.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 1,550,267
Depreciation	(4,481,564)
Net unrealized appreciation (depreciation) of investments	$(2,931,297)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Nuveen      29

Nuveen Tradewinds Global All-Cap Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.0%
	COMMON STOCKS – 98.0%
	Airlines – 0.7%
1,251,200	AirAsia Berhad, (2)	$ 607,369
	Auto Components – 1.7%
51,080	Goodyear Tire & Rubber Company	1,479,787
	Automobiles – 1.5%
43,115	General Motors Company	1,371,057
	Banks – 8.9%
50,898	ABN AMRO Group NV, (2)	1,088,926
123,567	Banco Bilbao Vizcaya Argentaria S.A, (2)	849,128
61,400	Citigroup Inc.	2,841,592
457,870	Royal Bank of Scotland Group PLC, Sponsored ADR, (2),(3)	1,540,434
510,300	Sumitomo Mitsui Trust Holdings Inc., (2)	1,568,601
	Total Banks	7,888,681
	Biotechnology – 1.0%
10,317	Gilead Sciences, Inc.	910,062
	Capital Markets – 3.6%
186,447	UBS AG	3,219,940
	Chemicals – 2.3%
24,972	Arkema S.A., (2)	1,993,177
	Commercial Services & Supplies – 2.4%
23,781	ISS AS, (2)	903,312
304,200	Mitie Group PLC, (2)	1,208,070
	Total Commercial Services & Supplies	2,111,382
	Communications Equipment – 1.8%
58,834	Cisco Systems, Inc.	1,617,347
	Consumer Finance – 1.0%
49,565	Ally Financial Inc., (3)	882,753
	Diversified Telecommunication Services – 4.2%
28,493	CenturyLink Inc.	881,858
77,523	KT Corporation, Sponsored ADR	1,055,088
19,400	Nippon Telegraph and Telephone Corporation, (2)	868,156
51,651	Telenor ASA, (2)	888,715
	Total Diversified Telecommunication Services	3,693,817
30      Nuveen

Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components – 0.8%
1,028,000	Digital China Holdings Limited, (2)	$ 711,037
	Energy Equipment & Services – 0.5%
105,096	Aker Solutions ASA, (2)	401,762
	Food Products – 12.8%
159,467	Adecoagro SA, (3)	1,699,918
17,767	Archer-Daniels-Midland Company	709,614
103,110	BRF – Brasil Foods SA, Sponsored ADR	1,466,224
31,196	Bunge Limited	1,949,750
196,600	Greencore Group PLC, (2)	1,037,495
9,903	Ingredion Inc.	1,139,736
63,585	Scandi Standard AB, (2)	449,466
13,104	Tyson Foods, Inc., Class A	862,506
2,527,000	WH Group Limited, (2)	2,044,374
	Total Food Products	11,359,083
	Health Care Providers & Services – 2.0%
15,850	Aetna Inc.	1,779,479
	Household Durables – 1.4%
135,200	Matsushita Electric Industrial Co., Ltd, (2)	1,205,729
	Independent Power & Renewable Electricity Producers – 2.9%
158,649	AES Corporation	1,770,523
51,032	NRG Energy Inc.	770,583
	Total Independent Power & Renewable Electricity Producers	2,541,106
	Industrial Conglomerates – 1.2%
38,560	Koninklijke Philips Electronics NV, (2)	1,059,574
	Insurance – 8.7%
23,730	Ageas, (2)	932,512
47,969	American International Group, Inc.	2,677,630
32,368	Axis Capital Holdings Limited	1,724,243
88,400	MS&AD Insurance Group Holdings, Inc., (2)	2,334,774
	Total Insurance	7,669,159
	Media – 3.7%
40,840	Interpublic Group of Companies, Inc.	936,870
13,613	Publicis Groupe, (2)	1,007,405
90,400	Time Inc.	1,328,880
	Total Media	3,273,155
	Metals & Mining – 5.3%
74,506	BHP Billiton Limited, (2)	1,163,556
95,200	Newcrest Mining Limited, (2)	1,388,170
Nuveen      31

Nuveen Tradewinds Global All-Cap Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Metals & Mining (continued)
4,975	POSCO, (2)	$1,042,337
117,551	Silver Standard Resources, Inc., (3)	1,103,804
	Total Metals & Mining	4,697,867
	Oil, Gas & Consumable Fuels – 5.7%
13,877	Apache Corporation	754,909
193,827	Gazprom OAO, Sponsored ADR, (2)	1,007,121
72,869	Royal Dutch Shell PLC, Class B Shares, (2)	1,913,166
66,277	YPF Sociedad Anonima, Sponsored ADR, Class D	1,335,481
	Total Oil, Gas & Consumable Fuels	5,010,677
	Pharmaceuticals – 10.4%
28,222	Mylan NV, (3)	1,177,139
14,588	Novartis AG, (2)	1,110,179
57,700	Pfizer Inc.	1,887,367
6,514	Roche Holdings AG, (2)	1,648,102
20,752	Sanofi, (2)	1,710,516
31,175	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,697,479
	Total Pharmaceuticals	9,230,782
	Real Estate Management & Development – 1.5%
214,800	City Developments Limited, (2)	1,328,617
	Road & Rail – 1.1%
37,366	CSX Corporation	1,018,971
	Software – 2.9%
63,866	Oracle Corporation	2,545,699
	Specialty Retail – 3.3%
33,000	Best Buy Co., Inc.	1,058,640
48,759	DSW Inc., Class A	1,198,009
123,095	Kingfisher PLC, (2)	655,816
	Total Specialty Retail	2,912,465
	Technology Hardware, Storage & Peripherals – 2.4%
13,148	Apple, Inc.	1,232,493
835	Samsung Electronics Company Limited, (2)	910,009
	Total Technology Hardware, Storage & Peripherals	2,142,502
	Textiles, Apparel & Luxury Goods – 0.0%
31,950,000	Chnia Hongxing Sports Limited, (4)	24
	Water Utilities – 1.1%
125,144	Companhia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR, (3)	956,100
32      Nuveen

Shares	Description (1)	Value
	Wireless Telecommunication Services – 1.2%
102,500	Turkcell Iletisim Hizmetleri A.S., ADR	$ 1,107,000
	Total Long-Term Investments (cost $88,569,883)	86,726,160

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%
	REPURCHASE AGREEMENTS – 1.8%
$1,563	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $1,563,356, collateralized by $1,570,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $1,599,438	0.030%	5/02/16	$ 1,563,352
	Total Short-Term Investments (cost $1,563,352)			1,563,352
	Total Investments (cost $90,133,235) – 99.8%			88,289,512
	Other Assets Less Liabilities – 0.2%			161,163
	Net Assets – 100%			$88,450,675
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$50,148,531	$36,577,605	$24	$86,726,160
Short-Term Investments:
Repurchase Agreements	—	1,563,352	—	1,563,352
Total	$50,148,531	$38,140,957	$24	$88,289,512
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(24,957,171)	$24,957,171	$ —	$ —	$ —
Nuveen      33

Nuveen Tradewinds Global All-Cap Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $90,288,196.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 10,449,289
Depreciation	(12,447,973)
Net unrealized appreciation (depreciation) of investments	$ (1,998,684)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
ADR	American Depositary Receipt
34      Nuveen

Nuveen Tradewinds International Value Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.5%
	COMMON STOCKS – 98.5%
	Aerospace & Defense – 2.7%
363,500	Embraer Aircraft Corporation	$ 2,174,077
51,312	Thales SA, (2)	4,440,421
	Total Aerospace & Defense	6,614,498
	Automobiles – 3.5%
35,899	Hyundai Motor Co. Ltd, PFD, (2)	3,065,409
53,077	Toyota Motor Corporation, Sponsored ADR	5,397,931
	Total Automobiles	8,463,340
	Banks – 10.0%
653,865	HSBC Holdings PLC, (2)	4,333,081
519,635	ING Groep N.V., Ordinary Shares, (2)	6,367,304
505,700	Oversea-Chinese Banking Corporation Limited, (2)	3,285,074
1,697,402	Royal Bank of Scotland Group PLC, Sponsored ADR, (2),(3)	5,710,649
1,543,000	Sumitomo Mitsui Trust Holdings Inc., (2)	4,742,998
	Total Banks	24,439,106
	Beverages – 1.2%
162,648	Refresco Gerber N.V	3,011,503
	Capital Markets – 2.5%
357,472	UBS AG	6,173,542
	Chemicals – 4.5%
48,862	Agrium Inc.	4,207,995
111,031	Royal DSM NV, (2)	6,814,700
	Total Chemicals	11,022,695
	Commercial Services & Supplies – 5.1%
410,000	Dai Nippon Printing Co., Ltd., (2)	3,845,169
149,982	ISS AS, (2)	5,697,008
719,180	Mitie Group PLC, (2)	2,856,080
	Total Commercial Services & Supplies	12,398,257
	Communications Equipment – 2.0%
606,810	Ericsson LM Telefonaktiebolaget, Sponsored ADR	4,909,093
	Diversified Financial Services – 1.7%
46,180	Groupe Bruxelles Lambert SA, (2)	4,085,744
	Diversified Telecommunication Services – 4.5%
145,077	Nippon Telegraph and Telephone Corporation, ADR	6,466,082
Nuveen      35

Nuveen Tradewinds International Value Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
258,365	Telenor ASA, (2)	$ 4,445,468
	Total Diversified Telecommunication Services	10,911,550
	Electrical Equipment – 1.9%
95,700	Mabuchi Motor Company Limited, (2)	4,763,627
	Electronic Equipment, Instruments & Components – 3.2%
2,561,000	Digital China Holdings Limited, (2)	1,771,367
304,708	Flextronics International Limited, (3)	3,702,202
53,000	Rohm Company Limited, (2)	2,293,612
	Total Electronic Equipment, Instruments & Components	7,767,181
	Energy Equipment & Services – 2.9%
468,369	Aker Solutions ASA, (2)	1,790,484
400,713	Tenaris SA, (2)	5,418,640
	Total Energy Equipment & Services	7,209,124
	Food & Staples Retailing – 6.0%
212,316	Carrefour SA, (2)	6,015,097
95,900	Seven & I Holdings Co. Ltd, (2)	3,912,952
1,872,990	Tesco PLC, (2)	4,708,770
	Total Food & Staples Retailing	14,636,819
	Household Durables – 2.8%
285,000	Matsushita Electric Industrial Co., Ltd, (2)	2,541,662
249,400	Sekisui House, Ltd., (2)	4,330,415
	Total Household Durables	6,872,077
	Industrial Conglomerates – 2.1%
49,976	Siemens AG, (2)	5,229,900
	Insurance – 8.9%
155,388	Ageas, (2)	6,106,242
21,834	Allianz AG ORD Shares, (2)	3,714,572
107,185	Axis Capital Holdings Limited	5,709,745
234,000	MS&AD Insurance Group Holdings, Inc., (2)	6,180,285
	Total Insurance	21,710,844
	Media – 3.2%
55,204	Publicis Groupe, (2)	4,085,273
97,653	Wolters Kluwer NV, (2)	3,719,859
	Total Media	7,805,132
	Oil, Gas & Consumable Fuels – 5.8%
277,285	Cameco Corporation	3,468,835
128,939	Canadian Natural Resources Limited	3,870,749
126,901	Royal Dutch Shell PLC, Class B Shares, ADR	6,770,169
	Total Oil, Gas & Consumable Fuels	14,109,753
36      Nuveen

Shares	Description (1)	Value
	Pharmaceuticals – 8.1%
182,821	GlaxoSmithKline PLC, (2)	$ 3,907,336
13,620	Roche Holdings AG, (2)	3,445,985
79,995	Sanofi, (2)	6,593,714
107,278	Teva Pharmaceutical Industries Limited, Sponsored ADR	5,841,287
	Total Pharmaceuticals	19,788,322
	Professional Services – 1.3%
41,305	Manpower Inc.	3,181,724
	Real Estate Management & Development – 2.8%
735,200	City Developments Limited, (2)	4,547,482
387,600	Henderson Land Development Company Limited, (2)	2,415,732
	Total Real Estate Management & Development	6,963,214
	Software – 1.7%
53,430	SAP SE, (2)	4,192,172
	Technology Hardware, Storage & Peripherals – 2.8%
109,100	Fujifilm Holdings Corporation, ADR, (2)	4,478,365
2,664	Samsung Electronics Company Limited, PFD, (2)	2,433,001
	Total Technology Hardware, Storage & Peripherals	6,911,366
	Textiles, Apparel & Luxury Goods – 1.8%
369,000	Wacoal Holdings Corporation, (2)	4,449,148
	Tobacco – 2.9%
114,200	Japan Tobacco Inc., (2)	4,665,974
155,423	Skandinavisk Tobakskompagni A/S	2,472,536
	Total Tobacco	7,138,510
	Wireless Telecommunication Services – 2.6%
313,333	SK Telecom Company Limited, Sponsored ADR	6,266,660
	Total Long-Term Investments (cost $210,507,373)	241,024,901
	Other Assets Less Liabilities – 1.5%	3,593,014
	Net Assets – 100%	$244,617,915
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Nuveen      37

Nuveen Tradewinds International Value Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$73,624,130	$167,400,771	$—	$241,024,901
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(153,459,774)	$153,459,774	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $222,415,931.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$ 50,802,483
Depreciation	(32,193,513)
Net unrealized appreciation (depreciation) of investments	$ 18,608,970

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
38      Nuveen

Nuveen Tradewinds Japan Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 100.5%
	COMMON STOCKS – 100.5%
	Automobiles – 2.1%
1,941	Toyota Motor Corporation, Sponsored ADR	$197,400
	Banks – 4.6%
34,000	Chiba Bank Limited, (WI/DD), (2)	171,701
89,000	Sumitomo Mitsui Trust Holdings Inc., (2)	273,575
	Total Banks	445,276
	Beverages – 2.3%
15,200	Kirin Holdings Company, Limited, (2)	219,226
	Building Products – 2.3%
10,400	JS Group Corporation, (2)	217,757
	Capital Markets – 2.6%
43,000	Daiwa Securities Group Inc., (2)	250,424
	Chemicals – 2.1%
28,000	Chugoku Marine Paints Limited, (2)	198,359
	Commercial Services & Supplies – 5.6%
15,000	Dai Nippon Printing Co., Ltd., (2)	140,677
10,900	Duskin Company Limited, (2)	198,325
2,600	Secom Company Limited, (2)	199,797
	Total Commercial Services & Supplies	538,799
	Construction & Engineering – 1.5%
15,200	Obayashi Corporation, (2)	148,965
	Consumer Finance – 1.5%
8,000	Credit Saison Company, Limited, (2)	147,106
	Containers & Packaging – 1.8%
8,700	Toyo Seikan Group Holdings Ltd., (2)	171,518
	Diversified Telecommunication Services – 2.9%
6,238	Nippon Telegraph and Telephone Corporation, ADR	278,028
	Electrical Equipment – 2.4%
4,700	Mabuchi Motor Company Limited, (2)	233,950
	Electronic Equipment, Instruments & Components – 6.2%
54,100	Japan Display Inc., (2),(3)	103,558
3,500	Kyocera Corporation, (2)	173,670
Nuveen      39

Nuveen Tradewinds Japan Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
2,800	Rohm Company Limited, (2)	$121,172
23,600	Sanshin Electronics Company Limited, (2)	194,843
	Total Electronic Equipment, Instruments & Components	593,243
	Food & Staples Retailing – 3.0%
7,100	Seven & I Holdings Co. Ltd, (2)	289,697
	Food Products – 3.4%
8,000	NH Foods Limited, (2)	178,315
4,100	Toyo Suisan Kaisha Limited, (2)	144,803
	Total Food Products	323,118
	Health Care Providers & Services – 2.0%
6,700	Tokai Corporation, (2)	192,295
	Household Durables – 4.3%
27,100	Matsushita Electric Industrial Co., Ltd, (2)	241,681
9,700	Sekisui House, Ltd., (2)	168,424
	Total Household Durables	410,105
	Insurance – 5.0%
11,100	MS&AD Insurance Group Holdings, Inc., (2)	293,167
7,100	Sompo Japan Nipponkoa Holdings Inc., (2)	186,418
	Total Insurance	479,585
	IT Services – 3.2%
4,500	TKC Corporation, (2)	122,259
18,700	Zuken Inc., (2)	182,790
	Total IT Services	305,049
	Leisure Equipment & Products – 1.5%
3,800	Sankyo Company Ltd, (2)	143,872
	Machinery – 1.2%
31,000	Japan Steel Works Limited, (2)	120,099
	Media – 3.2%
12,900	Hakuhodo DY Holdings Inc., (2)	145,429
10,000	TV Asahi Corporation, (2)	166,069
	Total Media	311,498
	Oil, Gas & Consumable Fuels – 2.1%
46,500	JX Holdings Inc., (2)	199,853
	Personal Products – 3.9%
3,700	KAO Corporation, (WI/DD), (2)	204,673
7,600	Shiseido Company, Limited, (2)	169,027
	Total Personal Products	373,700
40      Nuveen

Shares	Description (1)	Value
	Pharmaceuticals – 7.9%
12,500	Astellas Pharma Inc., (2)	$ 168,532
6,300	Kissei Pharmaceuticals Company Limited, (2)	144,911
11,300	Mitsubishi Tanabe Pharma Corporation, (2)	201,191
6,200	Otsuka Holdings Company, (2)	241,704
	Total Pharmaceuticals	756,338
	Real Estate Management & Development – 1.5%
5,400	Daiwa House Industry Company Limited, (2)	144,270
	Road & Rail – 2.4%
1,000	East Japan Railway Company, (2)	87,976
13,900	Seino Holdings Co., Limited, (2)	141,271
	Total Road & Rail	229,247
	Software – 1.0%
4,400	Fuji Soft Inc., (2)	99,794
	Specialty Retail – 3.3%
6,500	Chiyoda Company Limited, (2)	167,810
9,300	Xebio Company Limited, (2)	148,341
	Total Specialty Retail	316,151
	Technology Hardware, Storage & Peripherals – 2.0%
4,700	Fujifilm Holdings Corporation, ADR, (2)	192,927
	Textiles, Apparel & Luxury Goods – 2.0%
16,000	Wacoal Holdings Corporation, (2)	192,917
	Tobacco – 2.5%
5,900	Japan Tobacco Inc., (2)	241,062
	Trading Companies & Distributors – 2.6%
20,200	Mitsui & Company Limited, (2)	246,748
	Transportation Infrastructure – 1.4%
15,000	Kamigumi Company Limited, (2)	134,487
	Wireless Telecommunication Services – 3.2%
12,487	NTT DoCoMo Inc.	303,934
	Total Long-Term Investments (cost $8,719,814)	9,646,797

Nuveen      41

Nuveen Tradewinds Japan Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.6%
	REPURCHASE AGREEMENTS – 1.6%
$152	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $151,784, collateralized by $155,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $157,906	0.030%	5/02/16	$ 151,783
	Total Short-Term Investments (cost $151,783)			151,783
	Total Investments (cost $8,871,597) – 102.1%			9,798,580
	Other Assets Less Liabilities – (2.1)%			(205,550)
	Net Assets – 100%			$9,593,030
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$779,362	$8,867,435	$ —	$9,646,797
Short-Term Investments:
Repurchase Agreements	—	151,783	—	151,783
Total	$779,362	$9,019,218	$ —	$9,798,580
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$(8,626,371)	$8,626,371	$ —	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $9,189,069.
42      Nuveen

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$1,265,653
Depreciation	(656,142)
Net unrealized appreciation (depreciation) of investments	$ 609,511

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
Nuveen      43

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.3%
	COMMON STOCKS – 99.3%
	Aerospace & Defense – 4.2%
60,900	Boeing Company	$ 8,209,320
100,000	Honeywell International Inc.	11,427,000
43,300	Lockheed Martin Corporation	10,062,054
31,800	Raytheon Company	4,017,930
	Total Aerospace & Defense	33,716,304
	Airlines – 0.7%
132,900	Delta Air Lines, Inc.	5,537,943
	Auto Components – 0.9%
100,700	Delphi Automotive PLC	7,414,541
	Banks – 0.7%
91,700	JPMorgan Chase & Co.	5,795,440
	Biotechnology – 6.1%
115,700	AbbVie Inc.	7,057,700
81,960	Alexion Pharmaceuticals Inc., (2)	11,415,389
52,800	Amgen Inc.	8,358,240
176,910	Celgene Corporation, (2)	18,294,263
9,400	Regeneron Pharmaceuticals, Inc., (2)	3,541,074
	Total Biotechnology	48,666,666
	Chemicals – 3.4%
73,900	Ecolab Inc.	8,497,022
95,300	PPG Industries, Inc.	10,520,167
28,600	Sherwin-Williams Company	8,217,066
	Total Chemicals	27,234,255
	Communications Equipment – 1.0%
55,100	Palo Alto Networks, Incorporated, (2)	8,312,937
	Diversified Financial Services – 1.1%
92,650	Moody's Corporation	8,868,458
	Food & Staples Retailing – 2.5%
59,000	Costco Wholesale Corporation	8,739,670
110,500	CVS Health Corporation	11,105,250
	Total Food & Staples Retailing	19,844,920
	Health Care Equipment & Supplies – 4.0%
682,500	Boston Scientific Corporation, (2)	14,960,400
44      Nuveen

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
71,660	Edwards Lifesciences Corporation, (2)	$ 7,611,009
14,290	Intuitive Surgical, Inc., (2)	8,950,684
	Total Health Care Equipment & Supplies	31,522,093
	Health Care Providers & Services – 3.5%
212,050	UnitedHealth Group Incorporated	27,922,744
	Hotels, Restaurants & Leisure – 2.6%
288,200	Starbucks Corporation	16,205,486
48,400	Wynn Resorts Ltd.	4,273,720
	Total Hotels, Restaurants & Leisure	20,479,206
	Industrial Conglomerates – 2.4%
200,900	Danaher Corporation	19,437,075
	Internet & Catalog Retail – 6.2%
51,925	Amazon.com, Inc., (2)	34,249,211
11,230	The Priceline Group Inc., (2)	15,089,302
	Total Internet & Catalog Retail	49,338,513
	Internet Software & Services – 8.9%
26,470	Alphabet Inc., Class A, (2)	18,737,583
23,575	Alphabet Inc., Class C, (2)	16,337,711
42,715	CoStar Group, Inc., (2)	8,428,097
232,550	Facebook Inc., Class A, (2)	27,343,229
	Total Internet Software & Services	70,846,620
	IT Services – 8.5%
63,900	FleetCor Technologies Inc., (2)	9,884,052
191,500	MasterCard, Inc.	18,573,585
215,800	PayPal Holdings, Inc., (2)	8,455,044
405,200	Visa Inc.	31,297,648
	Total IT Services	68,210,329
	Life Sciences Tools & Services – 1.5%
176,600	Quintiles Transnational Corporation, (2)	12,197,762
	Media – 4.2%
57,230	Charter Communications, Inc., Class A, (2)	12,146,495
161,500	Comcast Corporation, Class A	9,812,740
155,400	Time Warner Inc.	11,676,756
	Total Media	33,635,991
	Multi-Utilities – 1.3%
132,400	Dollar Tree Stores Inc., (2)	10,553,604
	Oil, Gas & Consumable Fuels – 1.2%
55,400	Pioneer Natural Resources Company	9,201,940
Nuveen      45

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Pharmaceuticals – 6.2%
66,280	Allergan PLC, (2)	$ 14,353,597
264,800	Bristol-Myers Squibb Company	19,113,264
345,700	Zoetis Incorporated	16,258,271
	Total Pharmaceuticals	49,725,132
	Real Estate Investment Trust – 1.9%
146,600	American Tower Corporation, REIT	15,375,408
	Road & Rail – 0.5%
42,500	Kansas City Southern Industries	4,026,875
	Semiconductors & Semiconductor Equipment – 3.0%
81,400	Broadcom Limited	11,864,050
137,300	NXP Semiconductors NV, (2)	11,708,944
	Total Semiconductors & Semiconductor Equipment	23,572,994
	Software – 11.1%
122,200	Adobe Systems Incorporated, (2)	11,513,684
183,200	Electronic Arts Inc., (2)	11,330,920
129,000	Intuit, Inc.	13,014,810
357,000	Microsoft Corporation	17,803,590
255,500	Mobileye NV, (2)	9,747,325
203,000	Salesforce.com, Inc., (2)	15,387,400
107,600	ServiceNow Inc., (2)	7,691,248
38,100	Splunk Inc., (2)	1,980,438
	Total Software	88,469,415
	Specialty Retail – 3.4%
112,650	Home Depot, Inc.	15,082,709
27,540	O'Reilly Automotive Inc., (2)	7,234,207
24,305	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	5,062,245
	Total Specialty Retail	27,379,161
	Technology Hardware, Storage & Peripherals – 2.2%
186,375	Apple, Inc.	17,470,792
	Textiles, Apparel & Luxury Goods – 5.2%
132,650	Lululemon Athletica Inc., (2)	8,695,207
385,100	Nike, Inc., Class B	22,697,794
114,400	Under Armour Inc., Class A, (2)	5,026,736
114,400	Under Armour Inc., Class C, (2)	4,667,520
	Total Textiles, Apparel & Luxury Goods	41,087,257
	Wireless Telecommunication Services – 0.9%
72,300	SBA Communications Corporation, (2)	7,449,792
	Total Long-Term Investments (cost $577,844,993)	793,294,167

46      Nuveen

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4%
	REPURCHASE AGREEMENTS – 0.4%
$3,559	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/16, repurchase price $3,558,831, collateralized by $3,505,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $3,632,056	0.030%	5/02/16	$ 3,558,822
	Total Short-Term Investments (cost $3,558,822)			3,558,822
	Total Investments (cost $581,403,815) – 99.7%			796,852,989
	Other Assets Less Liabilities – 0.3%			2,345,527
	Net Assets – 100%			$799,198,516
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$793,294,167	$ —	$ —	$793,294,167
Short-Term Investments:
Repurchase Agreements	—	3,558,822	—	3,558,822
Total	$793,294,167	$3,558,822	$ —	$796,852,989
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of April 30, 2016, the cost of investments was $581,795,735.
Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$223,947,429
Depreciation	(8,890,175)
Net unrealized appreciation (depreciation) of investments	$215,057,254
Nuveen      47

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
REIT	Real Estate Investment Trust
48      Nuveen

Nuveen Winslow Managed Volatility Equity Fund
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.4%
	COMMON STOCKS – 94.4%
	Aerospace & Defense – 4.0%
370	Boeing Company	$ 49,876
605	Honeywell International Inc.	69,133
270	Lockheed Martin Corporation	62,743
200	Raytheon Company	25,270
	Total Aerospace & Defense	207,022
	Airlines – 0.7%
805	Delta Air Lines, Inc.	33,544
	Auto Components – 0.9%
610	Delphi Automotive PLC	44,914
	Banks – 0.7%
600	JPMorgan Chase & Co.	37,920
	Biotechnology – 5.8%
700	AbbVie Inc.	42,700
515	Alexion Pharmaceuticals Inc., (2)	71,729
325	Amgen Inc.	51,447
1,070	Celgene Corporation, (2)	110,649
55	Regeneron Pharmaceuticals, Inc., (2)	20,719
	Total Biotechnology	297,244
	Chemicals – 3.2%
455	Ecolab Inc.	52,316
580	PPG Industries, Inc.	64,026
175	Sherwin-Williams Company	50,279
	Total Chemicals	166,621
	Communications Equipment – 1.0%
345	Palo Alto Networks, Incorporated, (2)	52,050
	Diversified Financial Services – 1.1%
565	Moody's Corporation	54,082
	Food & Staples Retailing – 2.4%
360	Costco Wholesale Corporation	53,327
680	CVS Health Corporation	68,340
	Total Food & Staples Retailing	121,667
	Health Care Equipment & Supplies – 3.7%
4,205	Boston Scientific Corporation, (2)	92,174
Nuveen      49

Nuveen Winslow Managed Volatility Equity Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
435	Edwards Lifesciences Corporation, (2)	$ 46,201
85	Intuitive Surgical, Inc., (2)	53,241
	Total Health Care Equipment & Supplies	191,616
	Health Care Providers & Services – 3.3%
1,295	UnitedHealth Group Incorporated	170,526
	Hotels, Restaurants & Leisure – 2.4%
1,765	Starbucks Corporation	99,246
300	Wynn Resorts Ltd.	26,490
	Total Hotels, Restaurants & Leisure	125,736
	Industrial Conglomerates – 2.3%
1,240	Danaher Corporation	119,970
	Internet & Catalog Retail – 5.8%
318	Amazon.com, Inc., (2)	209,750
67	The Priceline Group Inc., (2)	90,025
	Total Internet & Catalog Retail	299,775
	Internet Software & Services – 8.5%
162	Alphabet Inc., Class A, (2)	114,677
147	Alphabet Inc., Class C, (2)	101,872
265	CoStar Group, Inc., (2)	52,287
1,425	Facebook Inc., Class A, (2)	167,552
	Total Internet Software & Services	436,388
	IT Services – 8.1%
390	FleetCor Technologies Inc., (2)	60,325
1,165	MasterCard, Inc.	112,993
1,310	PayPal Holdings, Inc., (2)	51,326
2,510	Visa Inc.	193,873
	Total IT Services	418,517
	Life Sciences Tools & Services – 1.4%
1,075	Quintiles Transnational Corporation, (2)	74,250
	Media – 4.0%
345	Charter Communications, Inc., Class A, (2)	73,223
1,000	Comcast Corporation, Class A	60,760
950	Time Warner Inc.	71,383
	Total Media	205,366
	Multi-Utilities – 1.3%
835	Dollar Tree Stores Inc., (2)	66,558
	Oil, Gas & Consumable Fuels – 1.1%
335	Pioneer Natural Resources Company	55,643
50      Nuveen

Shares	Description (1)	Value
	Pharmaceuticals – 5.9%
405	Allergan PLC, (2)	$ 87,707
1,620	Bristol-Myers Squibb Company	116,931
2,125	Zoetis Incorporated	99,939
	Total Pharmaceuticals	304,577
	Real Estate Investment Trust – 1.8%
900	American Tower Corporation, REIT	94,392
	Road & Rail – 0.5%
270	Kansas City Southern Industries	25,583
	Semiconductors & Semiconductor Equipment – 2.8%
495	Broadcom Limited	72,146
820	NXP Semiconductors NV, (2)	69,930
	Total Semiconductors & Semiconductor Equipment	142,076
	Software – 10.5%
745	Adobe Systems Incorporated, (2)	70,194
1,120	Electronic Arts Inc., (2)	69,272
785	Intuit, Inc.	79,198
2,185	Microsoft Corporation	108,966
1,560	Mobileye NV, (2)	59,514
1,245	Salesforce.com, Inc., (2)	94,371
660	ServiceNow Inc., (2)	47,177
250	Splunk Inc., (2)	12,995
	Total Software	541,687
	Specialty Retail – 3.3%
700	Home Depot, Inc.	93,723
165	O'Reilly Automotive Inc., (2)	43,342
150	Ulta Salon, Cosmetics & Fragrance, Inc., (2)	31,242
	Total Specialty Retail	168,307
	Technology Hardware, Storage & Peripherals – 2.1%
1,145	Apple, Inc.	107,332
	Textiles, Apparel & Luxury Goods – 4.9%
815	Lululemon Athletica Inc., (2)	53,423
2,355	Nike, Inc., Class B	138,804
690	Under Armour Inc., Class A, (2)	30,319
690	Under Armour Inc., Class C, (2)	28,152
	Total Textiles, Apparel & Luxury Goods	250,698
	Wireless Telecommunication Services – 0.9%
450	SBA Communications Corporation, (2)	46,368
	Total Long-Term Investments (cost $4,482,917)	4,860,429

Nuveen      51

Nuveen Winslow Managed Volatility Equity Fund (continued)
Portfolio of Investments	April 30, 2016 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.5%
	REPURCHASE AGREEMENTS – 4.5%
$231	Repurchase Agreement with State Street Bank, dated 4/29/16, repurchase price $231,414, collateralized by $225,000 U.S. Treasury Notes, 3.500%, due 2/15/18, value $237,429	0.010%	5/02/16	$ 231,414
	Total Short-Term Investments (cost $231,414)			231,414
	Total Investments (cost $4,714,331) – 98.9%			5,091,843
	Other Assets Less Liabilities – 1.1% (3)			56,833
	Net Assets – 100%			$5,148,676
Investments in Derivatives
as of April 30, 2016
Futures Contracts outstanding:
Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	Short	(5)	06/16	$(514,775)	$3,310	$(2,290)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,860,429	$ —	$ —	$4,860,429
Short-Term Investments:
Repurchase Agreements	—	231,414	—	231,414
Investments in Derivatives:
Futures Contracts*	(2,290)	—	—	(2,290)
Total	$4,858,139	$231,414	$ —	$5,089,553

*	Represents net unrealized appreciation (depreciation).
52      Nuveen

Income Tax Information
The following information is determined in accordance with income tax regulations, which may differ from U.S. GAAP.
As of April 30, 2016, the cost of investments (excluding investments in derivatives) was $4,714,331.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2016, were as follows:
Gross unrealized:
Appreciation	$468,247
Depreciation	(90,735)
Net unrealized appreciation (depreciation) of investments	$377,512

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.
REIT	Real Estate Investment Trust
Nuveen      53

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2016